INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions										3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 18, 2024	Oct. 03, 2023	Aug. 31, 2023	Jun. 15, 2023	Jun. 14, 2023	May 02, 2023	Apr. 26, 2023	Apr. 01, 2023	Feb. 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Reconciliation of changes in associates and joint ventures
Balance at the beginning of the period												$ 5,402	$ 5,325	$ 5,325
Share of earnings for the period										$ 95	$ 273	136	376	459
Foreign currency translation and other												(238)		172
Share of other comprehensive income (loss)												123		(92)
Distributions(2),(6)												(138)		(782)
Disposition of interest												0		(778)
Acquisitions												350		1,098
Balance at end of year										5,635		5,635		5,402
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures										0	$ 672	0	$ 672
Acquisitions												350		1,098
U.S. Gas Pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures				$ 420				$ 70
Gain (Loss) on sale of investments accounted for using equity method				$ 80				12
Ownership interest				25.00%	38.00%
Reclassification adjustments on exchange differences on translation, net of tax								$ 14
AusNet Services Ltd
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures			$ 435
Gain (Loss) on sale of investments accounted for using equity method			30
Reclassification adjustments on exchange differences on translation, net of tax			$ 28
North American Natural Gas Transmission Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Loans and receivables										$ 250		$ 250		$ 250
New Zealand Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage				50.00%
Disposal of investments in associates and joint ventures				$ 275
Gain (Loss) on sale of investments accounted for using equity method				$ 220
Ownership interest				12.00%
Reclassification adjustments on exchange differences on translation, net of tax				$ 14
European Telecom Tower Operation
Reconciliation of changes in associates and joint ventures
Acquisitions									$ 702
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions									$ 702
Proportion of voting rights held in associate									6.00%
Freehold Landlord Port in Victoria, Australia
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage							50.00%
Disposal of investments in associates and joint ventures							$ 70
Brazilian regulated gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate						31.00%
Proportion of ownership interest in subsidiary, additional						15.00%
North American Hyperscale Data Center Platform
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate		15.00%
Purchase of interests in associates		$ 400
Brazilian Rail and Port Logistics Business
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate	21.00%
Purchase of interests in associates	$ 350
Proportion of ownership interest in subsidiary, additional	10.00%